Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt by Maturity [Abstract]
2014	$ 206,717
2015	211,445
2016	201,343
2017	243,343
2018	582,390
2019 and thereafter	422,338
Total	$ 1,867,576	$ 1,561,889